Mineral Property, Plant and Equipment - Disclosure of net book value of mineral property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 415,559	$ 410,132
Additions	7,038	7,923
Disposals		(9)
Changes to environmental rehabilitation provision	330	(2,315)
Amortization and Depreciation	(206)	(172)
Ending Balance	422,721	415,559
Gross carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	464,043
Ending Balance	471,411	464,043
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(48,484)
Ending Balance	(48,690)	(48,484)
Mineral Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	414,709	409,356
Additions	7,038	7,668
Disposals		0
Changes to environmental rehabilitation provision	330	(2,315)
Amortization and Depreciation	0	0
Ending Balance	422,077	414,709
Mineral Property [Member] | Gross carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	461,877
Ending Balance	469,245	461,877
Mineral Property [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(47,168)
Ending Balance	(47,168)	(47,168)
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	850	776
Additions	0	255
Disposals		(9)
Changes to environmental rehabilitation provision	0	0
Amortization and Depreciation	(206)	(172)
Ending Balance	644	850
Plant and Equipment [Member] | Gross carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,166
Ending Balance	2,166	2,166
Plant and Equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,316)
Ending Balance	$ (1,522)	$ (1,316)